Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Gain (loss) on capital dispositions	$ (0.7)	$ 26.1
Government grant for decommissioning expenditures	5.4	23.0
Sublease income	3.7	3.6
Other	5.0	6.3
Other income	$ 13.4	$ 59.0	[1]

[1]	Comparative period revised to reflect current period presentation. See Note 9 - "Discontinued Operations" for additional information.